Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amount of options
Outstanding at January 1, 2018	2,107,413
Granted	317,000
Exercised	(223,570)
Expired and forfeited	(145,661)
Outstanding at December 31, 2018	2,055,182	2,107,413
Vested and expected to vest	2,023,254
Exercisable	829,133
Weighted average exercise
Outstanding at January 1, 2018	$ 9.67
Granted	10.20
Exercised	4.40
Expired and forfeited	10.79
Outstanding at December 31, 2018	9.86	$ 9.67
Vested and expected to vest	9.85
Exercisable	$ 8.31
Weighted average remaining contractual life (in years)
Outstanding	3 years 9 months 18 days	4 years 2 months 30 days
Vested and expected to vest	3 years 9 months 11 days
Exercisable	2 years 5 months 20 days
Aggregate intrinsic value
Outstanding	$ 2,594	$ 4,084
Vested and expected to vest	2,570
Exercisable	$ 2,134